Operating Leases (Details) - Schedule of Analyzed for Reporting Purposes - USD ($)	Mar. 31, 2024	Mar. 31, 2023
Schedule of Analyzed for Reporting Purposes [Abstract]
Total operating lease liabilities	$ 235,848	$ 306,050
Related Party [Member]
Schedule of Analyzed for Reporting Purposes [Abstract]
Non-current portion of operating lease liabilities – related party	177,538	247,961
Current portion of operating lease liabilities – related party	$ 58,310	$ 58,089